Financial Assets And Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 29,243	€ 43,258
Other receivables	428	140
Loans to employees		18
Loans to employees Non-current	180	180
Trade and other financial receivables Non-current	180	180
Trade And Other Financial Receivables Current, Total	29,671	43,416
Guarantee deposit	1,170	1,341
Other non-current financial assets, Total	1,170	1,341
Guarantee deposit	209	82
Financial investments	25,901	5,728
Other current financial assets, Total	26,110	5,810
Cash and cash equivalents	20,036	101,158	€ 83,308	€ 113,865
Total Non-current	1,350	1,521
Total Current	€ 55,781	€ 49,226